Label	Element	Value
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $82.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $109.94 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%